Note 17 - Segment Information, Reconciliation of assets from segment to consolidated (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 64,799	$ 63,863
Cash and cash equivalents	17,624	17,633
Other current assets	47,175	46,230
Investments in non-consolidated companies and other investments	5,266	6,312
Property, plant and equipment, net (Note 8)	220,306	218,567
Non-current assets	18,585	19,941
Total assets	308,956	308,683
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	5,310	3,473
Cash and cash equivalents	0	0
Other current assets	5,310	3,473
Investments in non-consolidated companies and other investments	3	296
Property, plant and equipment, net (Note 8)	129,563	129,913
Non-current assets	3,833	3,511
Total assets	138,709	137,193
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	20,024	16,305
Cash and cash equivalents	0	0
Other current assets	20,024	16,305
Investments in non-consolidated companies and other investments	2,567	3,056
Property, plant and equipment, net (Note 8)	51,298	46,844
Non-current assets	3,434	3,282
Total assets	77,323	69,487
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,422	2,904
Cash and cash equivalents	0	0
Other current assets	2,422	2,904
Investments in non-consolidated companies and other investments	652	813
Property, plant and equipment, net (Note 8)	22,912	24,725
Non-current assets	1,564	1,465
Total assets	27,550	29,907
Biofuel
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	138	121
Cash and cash equivalents	0	0
Other current assets	138	121
Investments in non-consolidated companies and other investments	777	688
Property, plant and equipment, net (Note 8)	301	356
Non-current assets	5	10
Total assets	1,221	1,175
International
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,532	3,279
Cash and cash equivalents	0	0
Other current assets	3,532	3,279
Investments in non-consolidated companies and other investments	924	1,078
Property, plant and equipment, net (Note 8)	9,973	9,519
Non-current assets	2,398	2,294
Total assets	16,827	16,170
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	4,231	4,196
Cash and cash equivalents	0	0
Other current assets	4,231	4,196
Investments in non-consolidated companies and other investments	220	257
Property, plant and equipment, net (Note 8)	2,648	2,730
Non-current assets	653	346
Total assets	7,752	7,529
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	35,443	38,895
Cash and cash equivalents	17,624	17,633
Other current assets	17,819	21,262
Investments in non-consolidated companies and other investments	123	124
Property, plant and equipment, net (Note 8)	3,611	4,480
Non-current assets	7,059	9,033
Total assets	46,236	52,532
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(6,301)	(5,310)
Cash and cash equivalents	0	0
Other current assets	(6,301)	(5,310)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net (Note 8)	0	0
Non-current assets	(361)	0
Total assets	$ (6,662)	$ (5,310)